Derivative Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments
13.	Derivative Instruments

The Partnership uses derivative instruments in accordance with its overall risk management policy. The Partnership has not designated these derivative instruments as hedges for accounting purposes.

Foreign Exchange Risk

In May 2012, concurrent with the issuance of NOK 700 million of senior unsecured bonds (see Note 10), the Partnership entered into a cross currency swap and pursuant to this swap the Partnership receives the principal amount in NOK on the maturity date of the swap, in exchange for payment of a fixed U.S. Dollar amount. In addition, the cross currency swap exchanges a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross currency swap is to economically hedge the foreign currency exposure on the payment of interest and principal of the Partnership’s NOK-denominated bonds due in 2017 and to economically hedge the interest rate exposure. As at December 31, 2012, the Partnership was committed to the following cross currency swap:

Principal	Principal	Floating Rate Receivable		Fixed	Fair Value / Carrying Amount of	Weighted- Average Remaining
Amount NOK	Amount $	Reference Rate	Margin	Rate Payable	Liability $	Term (Years)
700,000	125,000	NIBOR	5.25%	6.88%	(2,623)	4.3

Interest Rate Risk

The Partnership enters into interest rate swaps which either exchange a receipt of floating interest for a payment of fixed interest or a payment of floating interest for a receipt of fixed interest to reduce the Partnership’s exposure to interest rate variability on its outstanding floating-rate debt and floating-rate restricted cash deposits. As at December 31, 2012, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Assets (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%)(1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps(2)	LIBOR	412,880	(110,590)	24.1	4.9
U.S. Dollar-denominated interest rate swaps(2)	LIBOR	203,455	(57,804)	6.2	6.2
U.S. Dollar-denominated interest rate swaps	LIBOR	90,000	(17,937)	5.7	4.9
U.S. Dollar-denominated interest rate swaps	LIBOR	100,000	(20,205)	4.0	5.3
U.S. Dollar-denominated interest rate swaps(3)	LIBOR	206,250	(56,355)	16.0	5.2
LIBOR-Based Restricted Cash Deposit:
U.S. Dollar-denominated interest rate swaps(2)	LIBOR	469,260	165,687	24.1	4.8
EURIBOR-Based Debt:
Euro-denominated interest rate swaps(4)	EURIBOR	341,382	(41,329)	11.5	3.1

			(138,533)

(1)	Excludes the margins the Partnership pays on its floating-rate term loans, which, at December 31, 2012, ranged from 0.30% to 2.75%.
(2)	Principal amount reduces quarterly.
(3)	Principal amount reduces semi-annually.
(4)	Principal amount reduces monthly to 70.1 million Euros ($92.5 million) by the maturity dates of the swap agreements.

Credit Risk

The Partnership is exposed to credit loss in the event of non-performance by the counterparties to the interest rate swap agreements. In order to minimize counterparty risk, the Partnership only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transactions. In addition, to the extent practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.

Other Derivatives

In order to reduce the variability of its revenue, the Partnership has entered into an agreement with Teekay Corporation under which Teekay Corporation pays the Partnership any amounts payable to the charterer of the Toledo Spirit as a result of spot rates being below the fixed rate, and the Partnership pays Teekay Corporation any amounts payable to the Partnership by the charterer of the Toledo Spirit as a result of spot rates being in excess of the fixed rate. The fair value of the derivative asset at December 31, 2012 was $1.1 million (December 31, 2011 – a liability of $0.6 million).

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s consolidated balance sheets.

	Accounts receivable	Current portion of derivative assets	Derivative assets	Accrued liabilities	Current portion of derivative liabilities	Derivative liabilities
As at December 31, 2012
Interest rate swap agreements	4,513	16,927	144,247	(10,887)	(48,046)	(245,287)
Cross currency swap agreement	54	285	—	—	—	(2,962)
Toledo Spirit time-charter derivative	—	—	1,100	—	—	—

	4,567	17,212	145,347	(10,887)	(48,046)	(248,249)

As at December 31, 2011
Interest rate swap agreements	4,344	15,608	139,651	(11,448)	(43,973)	(248,645)
Toledo Spirit time-charter derivative	—	—	—	—	—	(600)

	4,344	15,608	139,651	(11,448)	(43,973)	(249,245)

Realized and unrealized (losses) gains relating to interest rate swap agreements and the Toledo Spirit time-charter derivative are recognized in earnings and reported in realized and unrealized loss on derivative instruments in the Partnership’s consolidated statements of income. The effect of the (loss) gain on these derivatives on the Partnership’s consolidated statements of income is as follows:

	Year Ended December 31,
	2012			2011			2010
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total

Interest rate swap agreements	(37,427)	5,200	(32,227)	(62,660)	(9,677)	(72,337)	(42,495)	(34,906)	(77,401)
Toledo Spirit time-charter derivative	907	1,700	2,607	(93)	9,400	9,307	(1,919)	600	(1,319)

	(36,520)	6,900	(29,620)	(62,753)	(277)	(63,030)	(44,414)	(34,306)	(78,720)

Unrealized and realized gains (losses) of the cross currency swap are recognized in earnings and reported in foreign currency exchange (loss) gain in the Partnership’s consolidated statements of income. For the year ended December 31, 2012, unrealized losses of ($2.7) million and realized gains of $0.3 million were recognized in earnings.